FIDELITY
MONEY MARKET TRUST:
RETIREMENT GOVERNMENT
MONEY MARKET PORTFOLIO


SEMIANNUAL REPORT
FEBRUARY 28, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


INVESTMENTS           3   A complete list of the fund's
                          investments.

FINANCIAL STATEMENTS  7   Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 11  Notes to the financial
                          statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in money market securities issued or guaranteed as to principal and interest by the U.S. Government, or by any of its agencies or instrumentalities.

INVESTMENTS IN THE FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE
CAN BE NO ASSURANCE THAT THE FUND WILL MAINTAIN A STABLE $1.00 SHARE
PRICE.
THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT
AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY
DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL
RESERVE
BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS,
INCLUDING
POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR
FIDELITY
DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL THE APPROPRIATE
NUMBER LISTED BELOW. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
 RETIREMENT PLAN LEVEL ACCOUNTS
  CORPORATE CLIENTS  1-800-962-1375
  "NOT FOR PROFIT" CLIENTS 1-800-343-0860
 FINANCIAL AND OTHER INSTITUTIONS
  NATIONWIDE  1-800-843-3001


INVESTMENTS FEBRUARY 28, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities



FEDERAL AGENCIES - 76.5%

DUE DATE                        ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                PURCHASE

FANNIE MAE - 32.0%

Agency Coupons - 13.7%

 3/1/99                          4.72% (b)                   $ 48,000,000                      $ 47,983,541

 3/1/99                          5.01 (b)                     50,000,000                        49,989,344

 3/1/99                          5.01 (b)                     60,000,000                        59,987,212

 3/2/99                          5.15 (b)                     30,000,000                        29,997,616

 3/5/99                          4.72 (b)                     81,000,000                        80,987,162

 3/15/99                         4.98 (b)                     31,000,000                        30,992,042

 3/16/99                         5.52                         32,000,000                        31,998,488

 3/26/99                         5.55                         45,000,000                        44,996,918

 4/15/99                         5.54                         15,000,000                        14,996,175

 4/30/99                         4.74 (b)                     48,000,000                        47,984,404

 5/14/99                         4.76 (b)                     32,000,000                        31,994,583

 2/4/00                          4.85                         33,000,000                        32,964,649

 2/22/00                         4.93                         32,000,000                        31,996,861

                                                                                                536,868,995

Discount Notes - 18.3%

 3/3/99                          5.07                         26,200,000                        26,192,708

 3/5/99                          5.07                         39,564,000                        39,541,932

 3/11/99                         5.03                         31,000,000                        30,957,177

 3/11/99                         5.04                         50,000,000                        49,930,833

 3/15/99                         5.00                         31,000,000                        30,940,626

 3/15/99                         5.31                         33,000,000                        32,933,652

 3/18/99                         5.03                         92,000,000                        91,784,081

 5/17/99                         4.99                         34,000,000                        33,645,843

 5/18/99                         4.81                         100,000,000                       98,970,833

 5/19/99                         4.82                         80,000,000                        79,164,356

 6/4/99                          5.33                         25,000,000                        24,661,563

 6/14/99                         5.41                         25,000,000                        24,621,563

 6/30/99                         4.84                         60,000,000                        59,058,217

 8/4/99                          5.43                         9,865,000                         9,644,419

 8/4/99                          5.44                         18,000,000                        17,596,740

 8/9/99                          5.35                         30,000,000                        29,315,750

 8/20/99                         5.34                         42,230,000                        41,205,031

                                                                                                720,165,324

                                                                                                1,257,034,319

FEDERAL AGENCIES - CONTINUED

DUE DATE                        ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                PURCHASE

FEDERAL HOME LOAN BANK - 20.3%

Agency Coupons - 17.7%

 3/1/99                          4.89% (b)                   $ 50,000,000                      $ 49,991,541

 3/1/99                          4.89 (b)                     16,000,000                        15,997,293

 3/1/99                          4.89 (b)                     33,000,000                        32,984,308

 3/1/99                          5.01 (b)                     25,000,000                        24,995,054

 3/1/99                          5.06 (b)                     19,000,000                        18,989,464

 3/1/99                          5.06 (b)                     150,000,000                       149,916,643

 3/3/99                          5.09 (b)                     30,000,000                        29,992,047

 3/3/99                          5.18 (b)                     32,000,000                        31,991,890

 3/8/99                          4.76 (b)                     13,000,000                        12,995,097

 3/11/99                         5.45                         32,000,000                        32,000,944

 3/26/99                         5.58                         30,000,000                        29,996,856

 4/11/99                         4.86 (b)                     66,000,000                        65,960,574

 5/19/99                         5.56                         18,000,000                        17,999,737

 6/22/99                         5.58                         23,365,000                        23,356,464

 2/11/00                         4.92                         33,000,000                        32,972,706

 2/16/00                         4.90                         31,000,000                        31,000,000

 3/1/00                          5.00 (a)                     12,000,000                        11,997,180

 3/1/00                          5.08 (a)                     50,000,000                        49,988,250

 3/3/00                          5.06                         32,000,000                        31,973,760

                                                                                                695,099,808

Discount Notes - 2.6%

 3/5/99                          4.80                         20,000,000                        19,989,400

 5/12/99                         4.80                         17,500,000                        17,334,100

 5/12/99                         4.81                         30,000,000                        29,715,120

 5/13/99                         4.80                         5,900,000                         5,843,291

 5/14/99                         4.81                         32,000,000                        31,687,556

                                                                                                104,569,467

                                                                                                799,669,275

FREDDIE MAC - 23.2%

Agency Coupons - 3.9%

 3/1/99                          4.97 (b)                     31,000,000                        30,978,351

 3/12/99                         5.52                         24,000,000                        24,000,072

 3/21/99                         4.73 (b)                     32,000,000                        31,994,390

 8/13/99                         5.52                         66,000,000                        65,983,901

                                                                                                152,956,714

FEDERAL AGENCIES - CONTINUED

DUE DATE                        ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                PURCHASE

FREDDIE MAC - CONTINUED

Discount Notes - 19.3%

 3/5/99                          5.03%                       $ 28,000,000                      $ 27,984,507

 3/8/99                          5.04                         70,000,000                        69,932,217

 3/12/99                         5.00                         1,000,000                         998,495

 3/12/99                         5.07                         31,000,000                        30,952,639

 3/12/99                         5.09                         34,000,000                        33,947,952

 3/26/99                         4.83                         123,129,000                       122,720,280

 3/26/99                         4.85                         21,000,000                        20,930,000

 3/26/99                         5.03                         61,000,000                        60,790,313

 3/26/99                         5.04                         90,000,000                        89,690,000

 3/31/99                         4.81                         10,000,000                        9,960,333

 4/7/99                          4.84                         70,000,000                        69,655,746

 4/8/99                          5.00                         14,800,000                        14,723,217

 5/20/99                         4.81                         80,000,000                        79,154,667

 5/20/99                         4.82                         7,000,000                         6,925,956

 5/24/99                         4.82                         48,000,000                        47,466,880

 8/19/99                         4.85                         76,846,000                        75,117,637

                                                                                                760,950,839

                                                                                                913,907,553

STATE OF ISRAEL (GUARANTEED
BY U.S. GOVERNMENT THROUGH
AGENCY FOR  INTERNATIONAL
DEVELOPMENT) - 1.0%

Agency Coupons - 1.0%

 8/15/99                         4.74                         14,504,000                        14,647,087

 8/15/99                         4.82                         24,000,000                        24,227,937

                                                                                                38,875,024

TOTAL FEDERAL AGENCIES                                                                          3,009,486,171



REPURCHASE AGREEMENTS - 23.5%

                                MATURITY AMOUNT

In a joint trading account
(U.S. Government
Obligations) dated:

10/19/98 due 3/22/99 At 4.86%   $ 51,039,500                       50,000,000

10/26/98 due 3/24/99 At 4.81%    25,497,701                        25,000,000

1/28/99 due 3/29/99 At 4.83%     60,483,000                        60,000,000

2/9/99 due 3/10/99 At 4.85%      63,246,138                        63,000,000

2/23/99 due 3/22/99 At 4.85%     77,280,088                        77,000,000

REPURCHASE AGREEMENTS -
CONTINUED

                                MATURITY AMOUNT                   VALUE (NOTE 1)

In a joint trading account
(U.S. Government
Obligations) dated: -
continued

2/25/99 due 3/29/99 At 4.88%    $ 93,403,413                      $ 93,000,000

2/26/99 due 3/1/99 At 4.86%      554,796,623                       554,572,000

TOTAL REPURCHASE AGREEMENTS                                        922,572,000

TOTAL INVESTMENT IN                                              $ 3,932,058,171
SECURITIES - 100%

Total Cost for Income Tax Purposes                               $ 3,932,058,171


LEGEND
(a) Security purchased on a delayed delivery or when-issued basis.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

INCOME TAX INFORMATION

At August 31, 1998, the fund had a capital loss carryforward of approximately $278,000 of which $171,000, $105,000 and $2,000 will expire on August 31, 2002, 2003 and 2004, respectively.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                FEBRUARY 28, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                  $ 3,932,058,171
value (including  repurchase
agreements of $922,572,000)
-  See accompanying schedule

Receivable for fund shares                     16,054,613
sold

Interest receivable                            14,344,977

 TOTAL ASSETS                                  3,962,457,761

LIABILITIES

Payable for investments         $ 31,973,760
purchased Regular delivery

 Delayed delivery                61,985,430

Payable for fund shares          24,165,728
redeemed

Distributions payable            27,015

Accrued management fee           1,237,655

Other payables and accrued       15,453
expenses

 TOTAL LIABILITIES                             119,405,041

NET ASSETS                                    $ 3,843,052,720

Net Assets consist of:

Paid in capital                               $ 3,843,300,130

Accumulated net realized gain                  (247,410)
(loss) on investments

NET ASSETS, for 3,843,202,330                 $ 3,843,052,720
shares outstanding

NET ASSET VALUE, offering                      $1.00
price and redemption price
per share ($3,843,052,720
(divided by) 3,843,202,330
shares)

STATEMENT OF OPERATIONS
                              SIX MONTHS ENDED FEBRUARY
                                   28, 1999 (UNAUDITED)

INTEREST INCOME                           $ 96,179,367

EXPENSES

Management fee               $ 7,638,685

Non-interested trustees'      6,888
compensation

 Total expenses before        7,645,573
reductions

 Expense reductions           (480,235)    7,165,338

NET INTEREST INCOME                        89,014,029

NET REALIZED GAIN (LOSS) ON                44,186
INVESTMENTS

NET INCREASE IN NET ASSETS                $ 89,058,215
RESULTING FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
                                 SIX MONTHS ENDED FEBRUARY 28,  YEAR ENDED  AUGUST 31, 1998
                                 1999
                                 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 89,014,029                   $ 160,122,292

 Net realized gain (loss)         44,186                         (13,200)

 NET INCREASE (DECREASE) IN       89,058,215                     160,109,092
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (89,014,029)                   (160,122,292)
from net interest income

Share transactions at net         3,092,734,005                  4,216,554,049
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                  89,014,028                     159,999,327
distributions from net
interest income

 Cost of shares redeemed          (2,740,776,884)                (3,874,344,275)

 NET INCREASE (DECREASE) IN       440,971,149                    502,209,101
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       441,015,335                    502,195,901
IN NET ASSETS

NET ASSETS

 Beginning of period              3,402,037,385                  2,899,841,484

 End of period                   $ 3,843,052,720                $ 3,402,037,385



FINANCIAL HIGHLIGHTS
                                 SIX MONTHS ENDED FEBRUARY 28,  YEARS ENDED AUGUST 31,
                                 1999

                                 (UNAUDITED)                    1998                    1997     1996     1995     1994

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000                        $ 1.000                 $ 1.000  $ 1.000  $ 1.000  $ 1.000
period

Income from Invest- ment          .024                           .053                    .052     .052     .053     .032
Operations Net interest
income

Less Distributions

From net interest  income         (.024)                         (.053)                  (.052)   (.052)   (.053)   (.032)

Net asset value, end of period   $ 1.000                        $ 1.000                 $ 1.000  $ 1.000  $ 1.000  $ 1.000

TOTAL RETURN B, C                 2.45%                          5.41%                   5.31%    5.36%    5.46%    3.27%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 3,843                        $ 3,402                 $ 2,900  $ 2,523  $ 2,270  $ 1,655
millions)

Ratio of expenses to average      .42% A                         .42%                    .42%     .37% D   .42%     .42%
net assets

Ratio of expenses to average      .39% A, E                      .39% E                  .39% E   .34% E   .42%     .42%
net assets after expense
reductions

Ratio of net interest income      4.89% A                        5.28%                   5.16%    5.27%    5.38%    3.26%
to average net assets


A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.

E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended February 28, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Retirement Government Money Market Portfolio (the fund) is a fund of Fidelity Money Market Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

2. OPERATING POLICIES -
CONTINUED

WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the statement of assets and liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

3. JOINT TRADING ACCOUNT.

At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The investments in repurchase agreements through the joint trading account are summarized as follows:

SUMMARY OF JOINT TRADING

DATED OCTOBER 19, 1998, DUE MARCH 22, 1999                                4.86%
Number of dealers or banks                                                1
Maximum amount with one dealer or bank                                    100%
Aggregate principal amount of agreements                                 $200,000,000
Aggregate maturity amount of agreements                                  $204,158,000
Aggregate market value of transferred assets                             $204,000,001
Coupon rates of transferred assets                                        6%
Maturity dates of transferred assets                                      1/1/27 to 1/1/29

DATED OCTOBER 26, 1998, DUE MARCH 24, 1999                                4.81%
Number of dealers or banks                                                1
Maximum amount with one dealer or bank                                    100%
Aggregate principal amount of agreements                                 $125,000,000
Aggregate maturity amount of agreements                                  $127,488,507
Aggregate market value of transferred assets                             $127,500,000
Coupon rates of transferred assets                                        6% to 9%
Maturity dates of transferred assets                                      2/15/14 to 2/15/29

3. JOINT TRADING ACCOUNT - CONTINUED

SUMMARY OF JOINT TRADING - CONTINUED

DATED JANUARY 28, 1999, DUE MARCH 29, 1999                                4.83%
Number of dealers or banks                                                1
Maximum amount with one dealer or bank                                    100%
Aggregate principal amount of agreements                                 $100,000,000
Aggregate maturity amount of agreements                                  $100,805,000
Aggregate market value of transferred assets                             $102,407,785
Coupon rates of transferred assets                                        5.5% to 13.25%
Maturity dates of transferred assets                                      2/1/04 to 3/1/29

DATED FEBRUARY 9, 1999, DUE MARCH 10, 1999                                4.85%
Number of dealers or banks                                                1
Maximum amount with one dealer or bank                                    100%
Aggregate principal amount of agreements                                 $100,000,000
Aggregate maturity amount of agreements                                  $100,390,694
Aggregate market value of transferred assets                             $102,244,592
Coupon rates of transferred assets                                        5.5% to 9%
Maturity dates of transferred assets                                      2/1/09 to 3/1/29

DATED FEBRUARY 23, 1999, DUE MARCH 22, 1999                               4.85%
Number of dealers or banks                                                1
Maximum amount with one dealer or bank                                    100%
Aggregate principal amount of agreements                                 $125,000,000
Aggregate maturity amount of agreements                                  $125,454,688
Aggregate market value of transferred assets                             $127,558,537
Coupon rates of transferred assets                                        5.5% to 12%
Maturity dates of transferred assets                                      9/1/99 to 3/1/29

DATED FEBRUARY 25, 1999, DUE MARCH 29, 1999                               4.88%
Number of dealers or banks                                                1
Maximum amount with one dealer or bank                                    100%
Aggregate principal amount of agreements                                 $150,000,000
Aggregate maturity amount of agreements                                  $150,650,667
Aggregate market value of transferred assets                             $153,025,507
Coupon rates of transferred assets                                        6% to 12%
Maturity dates of transferred assets                                      11/1/07 to 3/1/29

3. JOINT TRADING ACCOUNT - CONTINUED

SUMMARY OF JOINT TRADING - CONTINUED

DATED FEBRUARY 26, 1999, DUE MARCH 1, 1999                                4.86%
Number of dealers or banks                                                7
Maximum amount with one dealer or bank                                    28.5%
Aggregate principal amount of agreements                                 $2,277,312,000
Aggregate maturity amount of agreements                                  $2,278,234,398
Aggregate market value of transferred assets                             $2,329,009,028
Coupon rates of transferred assets                                        0% to 16%
Maturity dates of transferred assets                                      3/1/99 to 8/1/37

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .42% of the fund's average net assets.

SUB-ADVISER FEE. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

MONEY MARKET INSURANCE. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company, effective January 1, 1999. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. During the period, FMR has borne the cost of the fund's premium payable to FIDFUNDS.

5. EXPENSE REDUCTIONS.

FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $480,235 under these arrangements.


INVESTMENT ADVISER

Fidelity Management &
 Research Company
Boston, MA

SUB-ADVISER

Fidelity Investments Money
 Management, Inc.
Merrimack, NH

OFFICERS

Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
Fred L. Henning, Jr., VICE PRESIDENT
Boyce I. Greer, VICE PRESIDENT
Robert A. Litterst, VICE PRESIDENT
Eric D. Roiter, SECRETARY
Richard A. Silver, TREASURER
Matthew N. Karstetter, DEPUTY TREASURER
Stanley N. Griffith,
 ASSISTANT VICE PRESIDENT
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
Thomas J. Simpson, ASSISTANT TREASURER

BOARD OF TRUSTEES

Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

RGM-SANN-0499  73295
1.700932.101

ADVISORY BOARD

J. Gary Burkhead
Abigail P. Johnson

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Investments Institutional
 Operations Company, Inc.
Boston, MA

CUSTODIAN

The Bank of New York
New York, NY
(registered trademark)

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com


FIDELITY
MONEY MARKET TRUST:
RETIREMENT MONEY MARKET
PORTFOLIO

SEMIANNUAL REPORT
FEBRUARY 28, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


INVESTMENTS            3   A complete list of the fund's
                           investments.

FINANCIAL STATEMENTS   15  Statements of assets and
                           liabilities, operations, and
                           changes in net assets,  as
                           well as financial highlights.

NOTES                  19  Notes to the financial
                           statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term money market securities.

INVESTMENTS IN THE FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE
CAN BE NO ASSURANCE THAT THE FUND WILL MAINTAIN A STABLE $1.00 SHARE
PRICE.
THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT
AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL
RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT
RISKS,
INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND
NOR
FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL THE
APPROPRIATE NUMBER LISTED BELOW. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.
 RETIREMENT PLAN LEVEL ACCOUNTS
  CORPORATE CLIENTS  1-800-962-1375
  "NOT FOR PROFIT" CLIENTS 1-800-343-0860
 FINANCIAL AND OTHER INSTITUTIONS
  NATIONWIDE  1-800-843-3001

INVESTMENTS FEBRUARY 28, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities



CERTIFICATES OF DEPOSIT - 48.6%

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

DOMESTIC CERTIFICATES OF
DEPOSIT - 3.4%

Chase Manhattan Bank

 3/10/99                          5.23%                       $ 50,000,000                      $ 50,000,000

 3/22/99                          4.95                         62,000,000                        62,000,000

CoreStates Bank NA,
Philadelphia

 3/11/99                          4.88 (b)                     5,000,000                         5,000,000

First National Bank of Chicago

 3/16/99                          5.11                         47,000,000                        47,000,000

Fleet National Bank

 5/3/99                           4.97 (b)                     33,000,000                        32,983,173

Morgan Guaranty Trust Co., NY

 3/10/99                          5.25                         50,000,000                        50,000,000

 4/15/99                          4.90                         75,000,000                        75,000,000

                                                                                                 321,983,173

LONDON BRANCH, EURODOLLAR,
FOREIGN BANKS - 20.9%

Abbey National Treasury
Services PLC

 3/15/99                          5.15                         115,000,000                       115,000,000

 4/8/99                           4.95                         50,000,000                        50,000,000

 4/15/99                          4.90                         75,000,000                        75,000,000

 8/9/99                           4.90                         140,000,000                       140,006,109

Bank of Nova Scotia

 5/5/99                           4.93                         100,000,000                       100,001,776

Bank of Scotland Treasury
Services

 3/9/99                           5.16                         15,000,000                        15,000,033

 3/10/99                          5.12                         50,000,000                        50,000,035

 3/31/99                          5.19                         20,000,000                        20,000,165

 4/12/99                          5.07                         10,000,000                        10,000,115

Banque Nationale de Paris

 5/4/99                           5.05                         6,000,000                         5,999,584

Barclays Bank PLC

 6/14/99                          4.84                         150,000,000                       150,034,947

Bayerische Hypo-und
Vereinsbank AG

 3/23/99                          5.09                         55,000,000                        55,000,165

 4/26/99                          5.06                         25,000,000                        25,000,381

 5/12/99                          4.89                         100,000,000                       100,000,494

 6/9/99                           4.90                         15,000,000                        14,999,945

 8/18/99                          4.95                         40,000,000                        40,003,686

Commerzbank AG

 4/21/99                          5.07                         34,000,000                        33,985,696

CERTIFICATES OF DEPOSIT -
CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

LONDON BRANCH, EURODOLLAR,
FOREIGN BANKS - CONTINUED

Commerzbank AG - continued

 5/5/99                           4.93%                       $ 100,000,000                     $ 100,001,776

Credit Agricole Indosuez

 8/5/99                           4.90                         75,000,000                        75,000,000

 8/16/99                          4.92                         20,000,000                        20,000,000

Den Danske Bank Group AS

 3/31/99                          5.13                         25,000,000                        25,000,205

Dresdner Bank AG

 4/12/99                          4.91                         50,000,000                        50,001,037

Halifax PLC

 3/22/99                          4.85                         60,000,000                        60,000,000

 8/12/99                          4.92                         30,000,000                        30,000,000

 8/19/99                          4.95                         10,000,000                        10,000,000

 8/23/99                          4.95                         75,000,000                        75,003,315

 9/1/99                           5.00                         30,000,000                        30,000,000

Lloyds Bank PLC

 3/18/99                          5.12                         15,000,000                        15,000,000

Norddeutsche Landesbank
Girozentrale

 6/30/99                          4.93                         25,000,000                        25,000,826

Northern Rock PLC

 6/24/99                          4.93                         50,000,000                        50,000,000

Svenska Handelsbanken

 5/4/99                           4.87                         270,000,000                       270,002,362

Toronto Dominion Bank

 3/18/99                          5.13                         50,000,000                        50,000,000

 6/4/99                           5.05                         50,000,000                        50,000,000

Westdeutsche Landesbank
Girozentrale

 5/17/99                          4.90                         50,000,000                        50,001,057

                                                                                                 1,985,043,709

NEW YORK BRANCH, YANKEE
DOLLAR, FOREIGN BANKS - 23.6%

ABN-AMRO Bank NV

 3/12/99                          5.72                         10,000,000                        9,999,538

 6/30/99                          5.05                         40,000,000                        40,000,656

Bank of Nova Scotia

 3/10/99                          5.20                         100,000,000                       100,000,000

Bank of Scotland Treasury
Services

 4/2/99                           4.88 (b)                     45,000,000                        44,977,500

CERTIFICATES OF DEPOSIT -
CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

NEW YORK BRANCH, YANKEE
DOLLAR, FOREIGN BANKS -
CONTINUED

Banque Nationale de Paris

 4/6/99                           4.95%                       $ 60,000,000                      $ 60,001,185

 4/8/99                           5.04                         46,000,000                        46,000,000

Barclays Bank PLC

 3/30/99                          5.18                         10,000,000                        10,002,348

 3/1/00                           5.30                         45,000,000                        44,973,954

Bayerische Hypo-und
Vereinsbank AG

 4/19/99                          4.90                         85,000,000                        85,000,000

Canadian Imperial Bank of
Commerce

 3/2/99                           5.70                         30,000,000                        29,999,949

 4/5/99                           5.09                         60,000,000                        60,000,000

 2/23/00                          5.17                         30,000,000                        29,985,787

Commerzbank AG

 5/4/99                           5.01                         20,000,000                        20,000,000

 5/10/99                          5.13                         30,000,000                        30,000,000

 9/1/99                           5.03                         50,000,000                        50,000,000

Credit Agricole Indosuez

 3/1/00                           5.22                         50,000,000                        49,985,519

Credit Communale de Belgique

 8/11/99                          4.92                         35,000,000                        35,000,000

Deutsche Bank AG

 3/2/99                           5.70                         30,000,000                        29,999,961

 5/4/99                           4.88                         200,000,000                       200,000,000

 8/10/99                          4.93                         50,000,000                        50,000,000

 8/11/99                          4.92                         25,000,000                        25,000,000

 2/10/00                          5.11                         30,000,000                        29,989,036

 2/16/00                          5.12                         60,000,000                        59,972,114

Dresdner Bank AG

 4/26/99                          5.05                         25,000,000                        25,000,000

Generale de Banque SA

 3/16/99                          5.14                         10,000,000                        10,000,021

Landesbank Hessen-Thuringen

 4/12/99                          5.07                         40,000,000                        40,000,459

Lloyds Bank PLC

 5/10/99                          5.05                         50,000,000                        50,000,000

Merita Bank PLC

 5/3/99                           4.90                         50,000,000                        50,000,000

CERTIFICATES OF DEPOSIT -
CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

NEW YORK BRANCH, YANKEE
DOLLAR, FOREIGN BANKS -
CONTINUED

National Westminster Bank PLC

 3/2/99                           5.70%                       $ 30,000,000                      $ 29,999,961

 3/19/99                          5.13                         20,000,000                        20,002,639

 6/7/99                           5.75                         50,000,000                        49,991,321

 9/2/99                           5.03                         40,000,000                        40,000,000

 3/15/00                          5.15                         25,000,000                        24,989,665

Norddeutsche Landesbank
Girozentrale

 2/10/00                          5.10                         20,000,000                        19,992,690

RaboBank Nederland Coop.
Central

 3/2/99                           5.50                         45,000,000                        45,000,000

 6/1/99                           5.75                         25,000,000                        24,995,774

 9/2/99                           5.00                         35,000,000                        35,000,000

Royal Bank of Canada

 6/11/99                          5.80                         25,000,000                        24,995,317

 8/23/99                          5.00                         30,000,000                        30,064,571

 2/18/00                          5.15                         35,000,000                        34,988,552

 2/28/00                          5.26                         20,000,000                        19,991,292

Royal Bank of Scotland PLC

 3/10/99                          5.18                         23,000,000                        23,000,000

Swiss Bank Corp.

 3/19/99                          5.70                         50,000,000                        49,998,346

 3/24/99                          5.75                         50,000,000                        49,996,926

 6/3/99                           5.75                         50,000,000                        49,992,598

Toronto Dominion Bank

 6/4/99                           5.75                         50,000,000                        49,991,273

 2/18/00                          5.15                         66,000,000                        65,978,411

Union Bank of Switzerland

 3/23/99                          4.87                         10,000,000                        10,003,122

Westdeutsche Landesbank
Girozentrale

 3/16/99                          5.14                         80,000,000                        80,000,000

 3/17/99                          5.12                         50,000,000                        50,000,000

 6/7/99                           4.89                         100,000,000                       100,000,000

                                                                                                 2,244,860,485

SAN FRANCISCO BRANCH, YANKEE
DOLLAR, FOREIGN BANKS - 0.7%

Banque Nationale de Paris

 4/6/99                           4.95                         50,000,000                        50,000,988

 5/4/99                           5.01                         15,000,000                        15,000,000

                                                                                                 65,000,988

TOTAL CERTIFICATES OF DEPOSIT                                                                    4,616,888,355

COMMERCIAL PAPER - 36.4%

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

ABN-AMRO North America, Inc.

 3/30/99                          5.17%                       $ 50,000,000                      $ 49,794,583

AVCO Financial Services, Inc.

 3/30/99                          5.19                         30,000,000                        29,876,267

Abbey National Treasury
Services PLC

 8/9/99                           4.93                         30,000,000                        29,354,658

ANZ (Delaware), Inc.

 3/22/99                          5.10                         50,000,000                        49,853,146

Aspen Funding Corp.

 3/10/99                          5.40                         20,000,000                        19,973,500

 5/11/99                          4.91                         20,000,000                        19,808,694

Asset Securitization Coop.
Corp.

 3/11/99                          5.28                         30,000,000                        29,956,667

 3/24/99                          4.87                         25,000,000                        24,922,535

 4/14/99                          5.17                         25,000,000                        24,844,778

 4/15/99                          5.14                         15,000,000                        14,905,313

 4/15/99                          5.17                         8,000,000                         7,949,200

Associates Corp. of North
America

 3/5/99                           5.25                         60,000,000                        59,965,389

Associates First Capital Corp.

 3/9/99                           5.16                         35,000,000                        34,960,333

Bank of Nova Scotia

 3/1/99                           5.21                         45,000,000                        45,000,000

 3/8/99                           5.20                         25,000,000                        24,975,063

BankAmerica Corp.

 3/10/99                          5.26                         25,000,000                        24,967,688

Bear Stearns Companies, Inc.

 3/11/99                          5.40                         15,000,000                        14,977,875

 3/15/99                          5.40                         15,000,000                        14,969,083

Bradford & Bingley Building
Society

 3/17/99                          5.17                         5,000,000                         4,988,667

CIESCO L.P.

 3/17/99                          4.87                         10,000,000                        9,978,533

Centric Capital Corp.

 3/23/99                          4.89                         11,380,000                        11,346,132

 5/26/99                          4.92                         25,000,000                        24,709,750

Chase Manhattan Corp.

 3/11/99                          5.26                         25,000,000                        24,964,097

Citibank Credit Card Master
Trust I (Dakota Certificate
Program)

 3/4/99                           5.27                         28,000,000                        27,987,867

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

Citibank Credit Card Master
Trust I (Dakota Certificate
Program) - continued

 4/21/99                          4.88%                       $ 7,000,000                       $ 6,952,202

 4/22/99                          4.89                         70,000,000                        69,511,633

 5/12/99                          4.90                         35,000,000                        34,661,200

Commonwealth Bank of Australia

 3/17/99                          5.11                         20,000,000                        19,955,111

 8/12/99                          4.92                         15,000,000                        14,672,000

 8/23/99                          4.96                         20,900,000                        20,408,269

ConAgra, Inc.

 3/25/99                          4.97                         5,000,000                         4,983,500

 3/29/99                          4.96                         13,000,000                        12,950,051

 4/1/99                           4.99                         7,000,000                         6,970,163

 4/30/99                          5.00                         10,000,000                        9,917,667

 4/30/99                          5.01                         6,000,000                         5,950,500

Daimler-Chrysler North
America Corp.

 4/28/99                          5.15                         20,000,000                        19,836,956

 5/20/99                          4.91                         33,000,000                        32,644,333

 5/26/99                          4.90                         35,000,000                        34,595,322

 6/10/99                          4.91                         15,000,000                        14,796,317

 6/15/99                          4.92                         25,000,000                        24,642,986

Delaware Funding Corp.

 3/10/99                          4.88                         18,689,000                        18,666,340

 3/22/99                          4.88                         35,603,000                        35,502,066

Den Danske Corp., Inc.

 3/29/99                          5.20                         29,000,000                        28,884,290

Deutsche Bank Financial, Inc.

 4/19/99                          4.94                         5,000,000                         4,966,857

Enterprise Funding Corp.

 3/25/99                          4.88                         19,000,000                        18,938,440

 4/22/99                          4.88                         21,000,000                        20,853,793

 5/3/99                           4.88                         30,000,000                        29,746,950

Falcon Asset Securitization

 3/11/99                          4.89                         8,880,000                         8,868,012

 3/16/99                          4.88                         20,000,000                        19,959,583

Finova Capital Corp.

 3/26/99                          5.39                         3,450,000                         3,437,302

 5/3/99                           5.05                         7,000,000                         6,938,750

Fleet Funding Corp.

 3/10/99                          4.88                         15,000,000                        14,981,813

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

Ford Motor Credit Co.

 3/5/99                           5.18%                       $ 30,000,000                      $ 29,982,967

General Electric Capital Corp.

 3/1/99                           5.15                         20,000,000                        20,000,000

 3/4/99                           5.13                         25,000,000                        24,989,438

 3/5/99                           5.25                         30,000,000                        29,982,667

 3/10/99                          5.24                         25,000,000                        24,967,813

 3/16/99                          5.24                         65,000,000                        64,860,521

 5/5/99                           4.90                         50,000,000                        49,563,958

 6/2/99                           4.90                         100,000,000                       98,752,250

 7/19/99                          4.89                         19,000,000                        18,646,811

 8/18/99                          4.93                         100,000,000                       97,728,611

General Electric Capital
Services, Inc.

 3/2/99                           5.14                         25,000,000                        24,996,479

 3/5/99                           5.25                         50,000,000                        49,971,167

General Electric Co.

 4/8/99                           5.09                         20,000,000                        19,894,444

General Motors Acceptance Corp.

 4/8/99                           4.87                         60,000,000                        59,694,100

 4/22/99                          4.87                         45,000,000                        44,687,350

Generale de Banque SA

 8/10/99                          4.92                         40,000,000                        39,136,000

Goldman Sachs Group L.P.

 3/11/99                          5.34                         75,000,000                        74,890,625

Heller Financial, Inc.

 3/18/99                          5.50                         8,000,000                         7,979,524

 3/30/99                          5.11                         10,000,000                        9,959,319

 5/5/99                           5.03                         12,000,000                        11,892,533

 5/24/99                          5.08                         7,000,000                         6,918,007

Kitty Hawk Funding Corp.

 3/1/99                           5.32                         10,000,000                        10,000,000

 3/1/99                           5.36                         10,000,000                        10,000,000

 3/4/99                           5.33                         9,000,000                         8,996,063

 3/10/99                          5.24                         10,000,000                        9,987,075

 3/22/99                          4.88                         17,000,000                        16,951,805

Lehman Brothers Holdings, Inc.

 3/9/99                           5.15                         30,000,000                        29,965,867

 3/16/99                          5.15                         10,000,000                        9,978,667

 3/17/99                          5.16                         20,000,000                        19,954,489

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

MCI WorldCom, Inc.

 3/26/99                          5.54%                       $ 15,000,000                      $ 14,943,229

 3/30/99                          5.02                         32,000,000                        31,871,111

 5/5/99                           5.02                         43,000,000                        42,615,688

Morgan (JP) & Co., Inc.

 4/12/99                          5.09                         70,000,000                        69,591,667

Nationwide Building Society

 3/15/99                          5.19                         15,000,000                        14,970,192

 3/26/99                          4.87                         25,000,000                        24,916,233

New Center Asset Trust

 3/8/99                           5.17                         40,000,000                        39,960,333

 4/22/99                          4.87                         20,000,000                        19,861,044

Newport Funding Corp.

 5/4/99                           4.90                         30,000,000                        29,741,867

 5/12/99                          4.91                         25,000,000                        24,757,500

 5/19/99                          4.92                         25,000,000                        24,733,375

Nordbanken, North America, Inc.

 3/1/99                           5.26                         45,000,000                        45,000,000

Norfolk Southern Corp.

 3/3/99                           5.02                         34,714,000                        34,704,357

 3/4/99                           5.02                         21,000,000                        20,991,250

 3/8/99                           5.02                         6,421,000                         6,414,757

Northern Rock PLC

 6/24/99                          4.92                         24,289,000                        23,913,465

PHH Corp.

 3/15/99                          5.01                         7,000,000                         6,986,389

 3/23/99                          5.04                         15,000,000                        14,953,983

 3/24/99                          5.02                         35,000,000                        34,888,194

 3/24/99                          5.03                         12,000,000                        11,961,552

 4/21/99                          5.12                         17,000,000                        16,878,379

Preferred Receivables Funding
Corp.

 3/1/99                           5.22                         17,000,000                        17,000,000

 3/3/99                           5.21                         10,000,000                        9,997,139

 3/11/99                          5.23                         8,595,000                         8,582,657

 3/25/99                          4.87                         38,700,000                        38,575,386

 4/14/99                          4.93                         45,000,000                        44,730,500

 4/15/99                          4.86                         13,000,000                        12,921,838

Royal Bank of Scotland PLC

 3/10/99                          5.22                         7,000,000                         6,990,988

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

Salomon Smith Barney
Holdings, Inc.

 3/1/99                           5.25%                       $ 50,000,000                      $ 50,000,000

 3/15/99                          5.26                         15,000,000                        14,969,783

 3/22/99                          5.25                         13,000,000                        12,960,908

Sears Roebuck Acceptance Corp.

 3/3/99                           5.30                         13,000,000                        12,996,208

 4/7/99                           5.14                         8,000,000                         7,958,478

Societe Generale North
America, Inc.

 5/3/99                           4.86                         90,000,000                        89,243,213

 8/10/99                          4.92                         50,000,000                        48,920,000

 8/10/99                          4.95                         25,000,000                        24,457,188

Three Rivers Funding Corp.

 3/22/99                          4.89                         7,000,000                         6,980,114

Triple A One Funding Corp.

 3/22/99                          4.88                         34,000,000                        33,903,610

Tyco International Group SA

 3/24/99                          5.02                         8,000,000                         7,974,444

 3/25/99                          5.04                         5,600,000                         5,581,333

 3/29/99                          5.02                         4,000,000                         3,984,444

 5/10/99                          5.07                         17,000,000                        16,834,722

 5/26/99                          5.08                         23,000,000                        22,724,179

 5/27/99                          5.09                         10,000,000                        9,878,683

UBS Finance (Delaware), Inc.

 3/1/99                           5.05                         50,000,000                        50,000,000

 4/9/99                           4.91                         20,000,000                        19,894,917

 5/10/99                          5.02                         75,000,000                        74,282,938

 8/9/99                           4.90                         25,000,000                        24,465,569

 8/9/99                           4.91                         50,000,000                        48,928,903

 8/9/99                           4.92                         75,000,000                        73,390,000

Unifunding, Inc.

 5/19/99                          4.90                         10,000,000                        9,893,789

TOTAL COMMERCIAL PAPER                                                                           3,459,227,270

FEDERAL AGENCIES - 0.5%



FEDERAL HOME LOAN BANK - 0.5%

Discount Notes - 0.5%

 3/31/99                          5.00                         50,000,000                        49,794,167

BANK NOTES - 7.4%

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

Abbey National Treasury
Services PLC

 5/17/99                          4.85% (a)(b)                $ 40,000,000                      $ 39,983,887

Comerica Bank, Detroit

 5/10/99                          4.99 (b)                     11,000,000                        10,996,950

First Union National Bank of
North Carolina

 3/1/99                           4.99 (b)                     60,000,000                        60,000,000

 3/1/99                           4.98 (b)                     35,000,000                        34,999,374

 3/1/99                           5.50                         100,000,000                       100,000,000

 4/21/99                          4.99 (b)                     25,000,000                        25,000,000

Fleet National Bank, Providence

 5/4/99                           4.97 (b)                     33,000,000                        32,988,789

Key Bank NA

 3/22/99                          4.81 (b)                     30,000,000                        29,991,247

LaSalle National Bank, Chicago

 6/28/99                          4.92                         25,000,000                        25,000,000

NationsBank NA

 4/20/99                          4.90                         50,000,000                        50,000,000

 6/30/99                          5.05                         40,000,000                        40,000,000

 8/24/99                          4.95                         90,000,000                        90,000,000

 9/8/99                           5.01                         60,000,000                        60,000,000

PNC Bank NA, Pittsburgh

 3/1/99                           4.82 (b)                     40,000,000                        39,989,304

 5/3/99                           4.98 (b)                     33,000,000                        32,996,706

Westpac Banking Corp.

 5/5/99                           5.85                         35,000,000                        34,997,008

TOTAL BANK NOTES                                                                                 706,943,265

MASTER NOTES - 1.6%



Goldman Sachs Group L.P.

 3/8/99                           5.30 (b)                     70,000,000                        70,000,000

J.P. Morgan Securities, Inc.

 3/5/99                           4.91 (b)                     75,000,000                        75,000,000

SunTrust Banks, Inc.

 3/1/99                           4.91 (b)                     10,000,000                        10,000,000

TOTAL MASTER NOTES                                                                               155,000,000

MEDIUM-TERM NOTES - 2.6%

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

Bishops Gate Resources
Mortgage Trust

 3/1/99                           5.14% (b)                   $ 24,000,000                      $ 24,000,000

General Electric Capital Corp.

 3/9/99                           5.19 (b)                     10,000,000                        10,000,000

Goldman Sachs Group L.P.

 4/7/99                           5.26 (b)(c)                  39,000,000                        39,000,000

 4/27/99                          5.07 (b)(c)                  33,000,000                        33,000,000

 5/10/99                          5.05 (a)(b)                  27,000,000                        27,000,000

Merrill Lynch & Co., Inc.

 3/4/99                           5.21 (b)                     25,000,000                        24,998,723

Morgan Guaranty Trust Co., NY

 3/29/99                          4.89 (b)                     45,000,000                        44,987,435

Norwest Corp.

 4/22/99                          4.99 (b)                     31,000,000                        31,000,000

Premier Auto Trust

 6/8/99                           5.41                         9,956,241                         9,955,650

TOTAL MEDIUM-TERM NOTES                                                                          243,941,808

SHORT-TERM NOTES - 2.8%



Capital One Funding Corp.
(1994-C)

 3/5/99                           4.97 (b)                     5,888,000                         5,888,000

Capital One Funding Corp.
(1994-E)

 3/5/99                           4.97 (b)                     5,852,000                         5,852,000

Capital One Funding Corp.
(1995-D)

 3/5/99                           4.97 (b)                     10,519,000                        10,519,000

Capital One Funding Corp.
(1995-E)

 3/5/99                           4.97 (b)                     9,593,000                         9,593,000

Capital One Funding Corp.
(1997-F)

 3/5/99                           4.97 (b)                     2,800,000                         2,800,000

Monumental Life Insurance Co.

 3/1/99                           5.08 (b)(c)                  10,000,000                        10,000,000

New York Life Insurance Co.

 3/1/99                           5.21 (b)                     25,000,000                        25,000,000

 4/1/99                           5.35 (b)(c)                  23,000,000                        23,000,000

Pacific Life Insurance Co.

 3/9/99                           5.28 (a)(b)                  25,000,000                        25,000,000

SHORT-TERM NOTES - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

SMM Trust (1998-I)

 3/29/99                          4.94% (a)(b)                $ 16,000,000                      $ 16,000,000

Strategic Money Market Trust
(1998-A)

 3/16/99                          5.32 (b)                     82,000,000                        82,000,000

Strategic Money Market Trust
(1998-B)

 3/5/99                           4.94 (a)(b)                  50,000,000                        50,000,000

TOTAL SHORT-TERM NOTES                                                                           265,652,000


REPURCHASE AGREEMENTS - 0.1%

                                                               MATURITY AMOUNT

In a joint trading account                                   $ 4,579,854                         4,578,000
(U.S. Government
Obligations) dated 2/26/99
due 3/1/99 At 4.86%

TOTAL INVESTMENT IN                                                                           $ 9,502,024,865
SECURITIES - 100%

Total Cost for Income Tax Purposes                                                            $ 9,502,024,865

LEGEND
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $157,983,887 or 1.8% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

SECURITY                       ACQUISITION DATE  COST

Goldman Sachs Group L.P.       12/7/98           $ 39,000,000
5.26%, 4/7/99

Goldman Sachs Group L.P.       1/22/99           $ 33,000,000
5.07%, 4/27/99

Monumental Life Insurance Co.  7/31/98           $ 10,000,000
5.08%, 3/1/99

New York Life Insurance Co.    12/21/98          $ 23,000,000
5.35%, 4/1/99

INCOME TAX INFORMATION

At August 31, 1998, the fund had a capital loss carryforward of approximately $395,000 of which $279,000, $42,000, $73,000 and $1,000 will expire on August 31, 2002, 2004, 2005 and 2006, respectively.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                 FEBRUARY 28, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                  $ 9,502,024,865
value (including  repurchase
agreements of $4,578,000) -
See accompanying schedule

Receivable for fund shares                     32,691,521
sold

Interest receivable                            63,231,433

 TOTAL ASSETS                                  9,597,947,819

LIABILITIES

Payable to custodian bank       $ 63,982

Payable for investments          294,936,972
purchased

Payable for fund shares          444,686,858
redeemed

Distributions payable            183,850

Accrued management fee           2,966,329

Other payables and accrued       50,828
expenses

 TOTAL LIABILITIES                             742,888,819

NET ASSETS                                    $ 8,855,059,000

Net Assets consist of:

Paid in capital                               $ 8,855,301,873

Accumulated net realized gain                  (242,873)
(loss) on investments

NET ASSETS, for 8,855,229,863                 $ 8,855,059,000
shares outstanding

NET ASSET VALUE, offering                      $1.00
price and redemption price
per share ($8,855,059,000
(divided by) 8,855,229,863
shares)

STATEMENT OF OPERATIONS
                               SIX MONTHS ENDED FEBRUARY
                                    28, 1999 (UNAUDITED)

INTEREST INCOME                            $ 231,934,762

EXPENSES

Management fee               $ 18,049,427

Non-interested trustees'      16,434
compensation

 Total expenses before        18,065,861
reductions

 Expense reductions           (2,018,621)   16,047,240

NET INTEREST INCOME                         215,887,522

NET REALIZED GAIN (LOSS) ON                 185,853
INVESTMENTS

NET INCREASE IN NET ASSETS                 $ 216,073,375
RESULTING FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
                                 SIX MONTHS ENDED FEBRUARY 28,  YEAR ENDED  AUGUST 31, 1998
                                 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 215,887,522                  $ 355,292,533

 Net realized gain (loss)         185,853                        (34,936)

 NET INCREASE (DECREASE) IN       216,073,375                    355,257,597
NET ASSETS  RESULTING FROM
OPERATIONS

Distributions to shareholders     (215,887,522)                  (355,292,533)
from net interest income

Share transactions at net         8,272,135,065                  11,617,803,340
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                  215,600,383                    354,492,137
distributions from net
interest income

 Cost of shares redeemed          (7,554,406,056)                (10,277,557,678)

 NET INCREASE (DECREASE) IN       933,329,392                    1,694,737,799
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       933,515,245                    1,694,702,863
IN NET ASSETS

NET ASSETS

 Beginning of period              7,921,543,755                  6,226,840,892

 End of period                   $ 8,855,059,000                $ 7,921,543,755



FINANCIAL HIGHLIGHTS
                                 SIX MONTHS ENDED FEBRUARY 28,  YEARS ENDED AUGUST 31,
                                 1999

                                 (UNAUDITED)                    1998                    1997     1996     1995     1994

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000                        $ 1.000                 $ 1.000  $ 1.000  $ 1.000  $ 1.000
period

Income from Invest- ment          .025                           .053                    .052     .053     .054     .034
Operations Net interest
income

Less Distributions

From net interest  income         (.025)                         (.053)                  (.052)   (.053)   (.054)   (.034)

Net asset value, end of period   $ 1.000                        $ 1.000                 $ 1.000  $ 1.000  $ 1.000  $ 1.000

TOTAL RETURN B, C                 2.51%                          5.46%                   5.37%    5.40%    5.57%    3.41%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 8,855                        $ 7,922                 $ 6,227  $ 5,327  $ 4,350  $ 2,800
millions)

Ratio of expenses to average      .42% A                         .42%                    .42%     .37% D   .42%     .42%
net assets

Ratio of expenses to average      .37% A, E                      .39% E                  .39% E   .34% E   .42%     .42%
net assets after expense
reductions

Ratio of net interest income      5.02% A                        5.33%                   5.21%    5.31%    5.49%    3.44%
to average net assets


A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.

E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended February 28, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Retirement Money Market Portfolio (the fund) is a fund of Fidelity Money Market Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity money market funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

2. OPERATING POLICIES -
CONTINUED

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $105,000,000 or 1.2% of net assets.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .42% of the fund's average net assets.

SUB-ADVISER FEE. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

MONEY MARKET INSURANCE. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company, effective January 1, 1999. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED

MONEY MARKET INSURANCE -
CONTINUED

in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. During the period, FMR has borne the cost of the fund's premium payable to FIDFUNDS.

4. EXPENSE REDUCTIONS.

FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $2,018,621 under these arrangements.

5. BENEFICIAL INTEREST.

At the end of the period, one shareholder was record owner of approximately 14% of the total outstanding shares of the fund.



INVESTMENT ADVISER

Fidelity Management &
 Research Company
Boston, MA

SUB-ADVISER

Fidelity Investments Money
 Management, Inc.
Merrimack, NH

OFFICERS

Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
Fred L. Henning, Jr., VICE PRESIDENT
Boyce I. Greer, VICE PRESIDENT
Robert K. Duby, VICE PRESIDENT
Eric D. Roiter, SECRETARY
Richard A. Silver, TREASURER
Matthew N. Karstetter, DEPUTY TREASURER
Stanley N. Griffith,
 ASSISTANT VICE PRESIDENT
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
Thomas J. Simpson, ASSISTANT TREASURER

BOARD OF TRUSTEES

Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead
Abigail P. Johnson

* INDEPENDENT TRUSTEES

RMM-SANN-0499  73296
1.700934.101

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Investments Institutional
 Operations Company, Inc.
Boston, MA

CUSTODIAN

The Bank of New York
New York, NY

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com